FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Sensitivity analysis for types of market risk

	Change in currency rate	€ strengthens against US$	€ weakens against US$
Effect on profit before tax and pre-tax equity	%	€ million	€ million
Year ended 31 December 2020	10	33	(36)
Year ended 31 December 2019	10	87	(95)
Year ended 31 December 2018	10	85	(93)

Disclosure of maturity analysis for non-derivative financial liabilities	The amounts disclosed in the table are the contractual undiscounted cash flows:

	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Financial liabilities	€ million	€ million	€ million	€ million	€ million
31 December 2020
Trade accounts payable	2,356	2,356	—	—	—
Amounts payable to related parties	181	181	—	—	—
Borrowings	7,323	798	1,207	970	4,348
Derivatives	77	62	15	—	—
Lease liabilities	383	100	128	56	99
Total financial liabilities	10,320	3,497	1,350	1,026	4,447
31 December 2019
Trade accounts payable	2,332	2,332	—	—	—
Amounts payable to related parties	249	249	—	—	—
Borrowings	6,530	772	1,676	957	3,125
Derivatives	41	28	13	—	—
Lease liabilities	396	115	152	62	67
Total financial liabilities	9,548	3,496	1,841	1,019	3,192

Disclosure of maturity analysis for derivative financial liabilities	The amounts disclosed in the table are the contractual undiscounted cash flows:

	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Financial liabilities	€ million	€ million	€ million	€ million	€ million
31 December 2020
Trade accounts payable	2,356	2,356	—	—	—
Amounts payable to related parties	181	181	—	—	—
Borrowings	7,323	798	1,207	970	4,348
Derivatives	77	62	15	—	—
Lease liabilities	383	100	128	56	99
Total financial liabilities	10,320	3,497	1,350	1,026	4,447
31 December 2019
Trade accounts payable	2,332	2,332	—	—	—
Amounts payable to related parties	249	249	—	—	—
Borrowings	6,530	772	1,676	957	3,125
Derivatives	41	28	13	—	—
Lease liabilities	396	115	152	62	67
Total financial liabilities	9,548	3,496	1,841	1,019	3,192